CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Amortization of debt premiums and deferred financing fees	$ 1,332	$ 1,045	$ 2,283